Consolidated Statements of Cash Flows € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash flows from operating activities
Net income (loss)	$ 670	$ (839)	$ 112
Income from discontinued operations	415	37	114
Adjustments to reconcile net income (loss) from continuing operations to net cash provided by operating activities from continuing operations:
Depreciation	325	355	386
Amortization of upfront license fees	216	210	206
Amortization	201	211	228
Loss on extinguishment of debt	92	28	12
Deferred income taxes	38	(78)	(68)
Stock-based compensation	35	(7)	27
Debt issuance cost amortization	19	21	22
Goodwill impairment	0	296	99
Gain on sale of assets	(9)	0	(65)
Foreign exchange (gain) loss, net	(66)	309	(40)
Other non-cash items, net	7	(2)	19
Changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions:
Trade and other receivables	(95)	74	(49)
Inventories	(13)	17	84
Accounts payable	(36)	5	28
Other assets and liabilities	41	31	21
Net cash provided by operating activities from continuing operations	1,010	595	907
Net cash (used in) provided by operating activities from discontinued operations	(31)	271	186
Net cash provided by operating activities	978	866	1,093
Cash flows from investing activities
Capital expenditures	(238)	(255)	(377)
Proceeds from sale of assets	21	9	124
Other	1	12	6
Net cash used in investing activities from continuing operations	(216)	(233)	(248)
Net cash provided by (used in) investing activities from discontinued operations	852	(35)	(65)
Net cash provided by (used in) investing activities	636	(269)	(312)
Cash flows from financing activities
Principal payments on long-term debt	(2,846)	(959)	(848)
Payments in connection with the extinguishment of debt	(85)	(25)	(9)
Net (payments of) receipts from financial liabilities	(50)	67	(34)
Payments of debt issuance costs	(14)	(22)	(26)
Net proceeds from (repayments of) Revolving Credit Facilities	17	(29)	(417)
Net proceeds from (payments of) short-term borrowings	51
Net proceeds from (payments of) short-term borrowings		(7)	(32)
Proceeds from long-term debt	1,339	750	1,397
Repurchases of common stock	(41)	0	0
Dividends paid	(41)	(41)	(164)
Dividends paid - non-controlling interests	(91)	(136)	(137)
Return of capital - non-controlling interests	(127)	(32)	(99)
Capital increase - non-controlling interests	12	8	1
Other	(23)	(11)	(10)
Net cash used in financing activities	(1,898)	(438)	(376)
Net (decrease) increase in cash and cash equivalents and restricted cash and cash equivalents	(284)	159	405
Effect of exchange rate changes on cash and cash equivalents and restricted cash and cash equivalents	(37)	76	(22)
Cash and cash equivalents and restricted cash and cash equivalents at the beginning of the period	1,129	894	512
Cash and cash equivalents and restricted cash and cash equivalents at the end of the period	808	1,129	894
Less: Cash and cash equivalents and restricted cash and cash equivalents of discontinued operations	0	23	19
Cash and cash equivalents and restricted cash and cash equivalents at the end of the period of continuing operations	808	1,106	876
Cash paid during the period for:
Interest	369	410	400
Income taxes	188	89	197
Non-cash investing and financing activities:
Capital expenditures	$ 26	$ 24	$ 35